Retirement benefit obligations - Schedule of Movement in Retirement Benefit Net Amounts Recognized in Balance Sheet (Details) - Amounts recognised in the balance sheet - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net amount recognised in the balance sheet
At 1 January	£ 3,697
At 31 December	3,488	£ 3,697
Defined benefit pension schemes
Net amount recognised in the balance sheet
At 1 January	3,732	4,404
Net defined benefit pension credit (charge)	80	(123)
Actuarial (losses) gains on defined benefit obligation	(1,304)	17,222
Return on plan assets	(318)	(20,302)
Employer contributions	1,342	2,530
Exchange and other adjustments	0	1
At 31 December	£ 3,532	£ 3,732